Accounts Receivable and Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable segment information
Card Member receivables	$ 44,163	$ 42,766
Less: Reserve for losses	386	428	438	386
Card Member receivables, net	43,777	42,338
Other receivables, net	3,408	3,576
Accounts Receivable and Loans Textuals [Abstract]
Other receivables, reserves	71	86
Variable Interest Enterprise [Member]
Accounts receivable segment information
Card Member receivables	7,329	8,012
Card Member receivables, net	7,300	8,000
U S Card Services [Member]
Accounts receivable segment information
Card Member receivables	21,842	21,124
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	7,300	7,500
International Card Services [Member]
Accounts receivable segment information
Card Member receivables	7,771	7,778
Global Commercial Services [Member]
Accounts receivable segment information
Card Member receivables	14,391	13,671
Global Commercial Services [Member] | Airline [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	836	913
Global Commercial Services [Member] | Airline [Member] | Delta [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	628	676
Global Commercial Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity		476
Global Network And Merchant Services [Member]
Accounts receivable segment information
Card Member receivables	159	193
Global Network And Merchant Services [Member] | Non United States [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross Card Member receivables available to settle the obligations of a variable interest entity	$ 13,800	$ 13,700